UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Steven I. Koszalka

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Tax-Exempt Bond Fund of America®
Investment portfolio
April 30, 2016
unaudited
Bonds, notes & other debt instruments 91.78% Alabama 1.00%	Principal amount (000)	Value (000)
Ascension Health, Rev. Bonds (Ascension Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$590
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	10,000	11,891
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	2,000	2,367
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,650
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,398
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	19,840	22,174
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	16,065	18,092
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	10,000	11,767
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	13,000	15,771
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,876
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,250	1,526
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	10,000	12,333
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	690	883
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2021	1,000	1,138
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2022	3,215	3,712
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,862
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	4,000	4,470
Special Care Facs. Fncg. Auth. Of Mobile Rev. Bonds (Infirmary Health Systems, Inc.), Series 2016-A, 5.00% 2036	1,000	1,160
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2039	3,200	3,526
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	1,000	1,095
		121,281
Alaska 0.06%
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,000	3,640
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	3,500	4,083
		7,723
Arizona 2.31%
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,803
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	684
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	1,035
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,816
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,124
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	3,130	3,514
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	7,008
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,362
The Tax-Exempt Bond Fund of America — Page 1 of 81

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	$2,910	$3,388
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	3,019
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,876
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	4,105	4,645
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	2,051
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,169
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,604
Health Facs. Auth., Rev. Bonds (Scottsdale Lincoln Hospitals Project), Series 2014-A, 5.00% 2030	1,390	1,649
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,060
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.229% 2037[1]	27,200	24,291
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,611
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2015-A, 5.00% 2024	250	311
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2015-A, 5.00% 2025	1,000	1,258
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 2.26% 2048 (put 2020)[1]	4,000	4,081
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2027	5,035	5,430
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2028	4,000	4,305
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2038	10,000	10,786
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.25% 2026	3,500	3,801
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,224
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,244
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	5,400	6,174
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	12,000	13,508
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,102
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 3.00% 2020[2]	490	494
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2035[2]	910	958
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2045[2]	1,050	1,091
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[2]	1,500	1,790
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[2]	2,050	2,177
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[2]	2,500	2,607
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[2]	1,000	1,063
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[2]	3,900	4,066
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	13,397
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	17,325
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), 4.00% 2029	1,140	1,251
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	1,002
The Tax-Exempt Bond Fund of America — Page 2 of 81

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	$3,505	$3,531
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	3,440	3,459
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2024	3,000	3,212
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2028	8,500	9,064
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,323
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	10,059
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,435
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,673
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,829
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	543
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	2,500	2,735
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,457
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030	5,000	5,881
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,449
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,802
Board of Regents, University of Arizona SPEED Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2014, 5.00% 2033	1,000	1,208
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2023	825	904
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 6.00% 2027	2,000	2,260
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,448
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,409
		281,835
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 1.96% 2044 (put 2022)[1]	2,750	2,725
California 11.22%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	6,203
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	11,600	14,272
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2032	1,235	1,409
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2033	1,330	1,512
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2034	1,620	1,831
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2038[3]	2,900	3,237
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	1,985	2,017
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	4,025	4,733
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	2,000	2,352
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	4,250	5,031
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,161
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,005	1,058
The Tax-Exempt Bond Fund of America — Page 3 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	$1,145	$1,203
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,976
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	7,315	8,089
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), 5.00% 2023	710	816
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	1,740	1,891
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.00% 2024	1,000	1,161
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.125% 2029	1,000	1,158
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,959
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	1,100	1,330
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	995	1,191
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	300	356
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.31% 2045 (put 2023)[1]	5,000	4,941
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.31% 2047 (put 2023)[1]	4,000	3,953
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-A-1, 1.31% 2045 (put 2023)[1]	1,150	1,136
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.51% 2045 (put 2024)[1]	30,850	30,648
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034 (preref. 2018)	3,980	4,308
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	10,000	11,245
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	3,008
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,400
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	1,000	1,010
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047	1,780	1,816
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.01% 2034 (put 2020)[1]	2,950	2,929
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.11% 2034 (put 2021)[1]	9,000	8,939
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-S-6, 5.00% 2054	3,000	3,504
Successor Agcy. to the Brea Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2026	1,200	1,444
Trustees of The California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	3,550	4,122
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,712
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,568
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	855
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	1,102
The Tax-Exempt Bond Fund of America — Page 4 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. to the Carson Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	$750	$822
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,039
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2031	1,100	1,303
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2032	1,160	1,369
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2033	1,215	1,427
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	6,665	7,182
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	500	538
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	3,050
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	1,000	1,080
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2024	1,640	1,759
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	8,110
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,065	1,319
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	225	276
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,090	1,263
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,725	1,986
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2028	1,370	1,646
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2029	1,325	1,583
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,360	2,662
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	4,990	5,049
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	2,975	3,000
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	6,460	7,371
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021 (preref. 2019)	11,290	12,881
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,959
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	457
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,850	2,120
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,357
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2013-U-3, 5.00% 2043	5,000	7,008
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	4,241
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.00% 2036	1,000	1,185
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	99
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), 5.00% 2045	5,000	5,799
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,573
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	6,015	6,880
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	291
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	825	980
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	505	553
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2021	100	120
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	735
The Tax-Exempt Bond Fund of America — Page 5 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2028	$500	$613
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2031	1,000	1,208
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039	910	1,024
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	55	64
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	1,063
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	868
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	2,294
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	3,000	3,176
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,547
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026	1,300	1,591
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	500	587
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	583
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2038	1,500	1,737
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,570	3,181
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	1,059
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	918
Successor Agcy. to the Fillmore Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Bam insured, 5.00% 2027	2,670	3,347
Successor Agcy. to the Fillmore Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Bam insured, 5.00% 2028	3,120	3,892
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	1,017
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	1,250	1,432
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	10,260	12,081
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,397
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	2,500	2,610
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	2,000	1,045
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	2,000	999
G.O. Bonds, Series 2012-A, 0.86% 2033 (put 2018)[1]	6,000	5,978
Various Purpose G.O. Bonds, 3.00% 2016	33,000	33,217
Various Purpose G.O. Bonds, 4.00% 2030 (put 2021)	1,000	1,133
Various Purpose G.O. Bonds, 5.00% 2017	3,900	4,030
Various Purpose G.O. Bonds, 5.00% 2029	2,500	3,108
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,401
Various Purpose G.O. Bonds, 5.25% 2028	10,185	12,259
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,617
Various Purpose G.O. Bonds, 5.25% 2031	4,000	5,039
Various Purpose G.O. Bonds, 5.25% 2032	10,000	12,541
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,177
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,752
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,161
Various Purpose G.O. Bonds, Series 2015-C, 5.00% 2030	2,500	3,094
Various Purpose G.O. Ref. Bonds, 5.00% 2016	5,000	5,096
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,728
Veterans G.O. Ref. Bonds, Series 2015-CL, 3.50% 2030	7,500	8,097
Successor Agcy. To the Community Dev. Agcy., Tax Allocation Bonds (Garden Grove Community Project), BAM insured, 5.00% 2027	500	628
Successor Agcy. To the Community Dev. Agcy., Tax Allocation Bonds (Garden Grove Community Project), BAM insured, 5.00% 2028	1,000	1,245
The Tax-Exempt Bond Fund of America — Page 6 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. To the Community Dev. Agcy., Tax Allocation Bonds (Garden Grove Community Project), BAM insured, 5.00% 2030	$1,000	$1,227
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	9,750	9,580
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2021	1,800	2,128
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2029	1,625	1,928
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,000	6,042
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2035	3,855	4,603
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	5,500	6,489
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	5,000	5,864
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	16,250	16,297
Successor Agcy. to the Community Redev. Agcy. Of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2029	675	825
Successor Agcy. to the Community Redev. Agcy. Of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2030	255	310
Successor Agcy. to the Community Redev. Agcy. Of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2031	200	242
Successor Agcy. to the Community Redev. Agcy. Of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2033	1,280	1,533
Successor Agcy. to the Community Redev. Agcy. Of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2035	575	682
Successor Agcy. to the Community Redev. Agcy. Of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2036	1,600	1,889
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,414
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2024	255	315
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2026	350	423
Health Facs. Fncg. Auth., Insured Ref. Rev. Bonds (Marshall Medical Center), Series 2015, 5.00% 2033	750	878
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 5.00% 2024	1,295	1,591
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	385	412
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,417
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,772
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2032	4,250	4,886
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2034	700	828
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2039	400	469
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2044	400	468
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	980	1,116
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	20	23
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,084
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	1,300	1,540
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2037	1,000	1,020
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.69% 2038 (put 2017)[1]	4,000	3,995
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.807% 2047 (put 2019)[1]	3,500	3,502
The Tax-Exempt Bond Fund of America — Page 7 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Infrastructure and Econ. Dev. Bank Rev. Bonds (The Colburn School), Series 2015-B, 1.61% 2037 (put 2022)[1]	$2,500	$2,508
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2044	15,500	17,546
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2039	1,000	1,133
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	736
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,470
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	523
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2023	1,100	1,345
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2027	325	384
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2030	700	812
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	403
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	585	671
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	703
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	425
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2042	1,000	1,127
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,410
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2025	1,200	1,479
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	700	855
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	1,260	1,492
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,418
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2029	1,435	1,674
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2030	1,500	1,743
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2024	1,200	1,496
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2033	1,890	2,244
Lake Elsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2035	4,000	4,487
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	4,278
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,414
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,211
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,385	1,666
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	5,089
City of Long Beach Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2040	2,235	2,521
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,497
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,176
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,176
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2024	750	925
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2029	1,150	1,349
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2030	1,000	1,167
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2031	700	814
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,435
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,448
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,685
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,506
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,506
The Tax-Exempt Bond Fund of America — Page 8 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	$1,000	$1,228
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,980	2,497
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,000	1,256
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,950	2,326
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,772
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	7,000	7,923
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	5,000	5,706
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-C, 5.00% 2027	1,500	1,890
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.00% 2029	1,000	1,098
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.375% 2039	3,000	3,318
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	2,000	2,336
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,296
Los Angeles County, Regional Fncg. Auth., Insured Rev. Bonds (MonteCedro Inc. Project), Series 2014-B3, 2.50% 2020	1,470	1,471
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	2,926
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,635
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,870
Menifee Union School District Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2031	570	574
Menifee Union School District Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2032	725	857
Menifee Union School District Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2033	760	894
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	600	704
Menifee Union School District Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2036	850	988
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	1,138
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	3,285
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	3,056
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,425
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,470	1,557
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	5,870
Municipal Fin. Auth. Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	1,600	1,705
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	4,222
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	1,625	1,663
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037 (preref. 2017)	1,145	1,185
The Tax-Exempt Bond Fund of America — Page 9 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	$2,500	$2,861
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	1,000	1,124
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,116
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), 5.00% 2039	850	987
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,034
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,020
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	3,400	4,507
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,255
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	542
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,397
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,737
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	3,188
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,000	3,036
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,570
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,655
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,674
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	4,590	5,424
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2026	1,070	1,245
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2027	1,300	1,501
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2028	750	860
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.00% 2034	750	876
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.00% 2035	400	464
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	15,000	15,508
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,265
Successor Agcy. to Orange Redev. Agcy. Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	850	1,047
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,865
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2028	7,000	4,710
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2030	16,520	10,210
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,798
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	650	746
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,260	1,432
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2045[2]	12,000	12,420
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	364
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	817
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2030	2,305	2,411
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 2036	750	790
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	750	889
The Tax-Exempt Bond Fund of America — Page 10 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2032	$1,555	$1,830
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2038	1,500	1,897
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	3,000	3,541
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	11,681
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,558
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	955	959
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,340
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,468
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	3,083
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.00% 2019	3,280	3,545
State Public Works Board, Lease Rev. Ref. Bonds (Department of General Services), Series 2015-F, 5.00% 2028	2,050	2,545
State Public Works Board, Lease Rev. Ref. Bonds (Department of General Services), Series 2015-F, 5.00% 2029	1,000	1,232
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.375% 2037	2,000	2,042
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	3,300	4,066
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,405	2,922
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2031	755	902
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2032	1,300	1,548
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,169
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	2,231
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2024	1,930	2,328
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2033	2,540	2,908
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	1,340	1,515
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2028	490	572
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2029	540	625
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2035	2,375	2,683
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2027	1,480	1,800
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2028	2,135	2,576
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2030	2,175	2,593
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2031	1,040	1,235
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2032	1,115	1,318
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2035	1,000	1,164
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,235	1,548
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,905	3,526
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	600	724
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,184
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,179
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2037	2,500	2,689
The Tax-Exempt Bond Fund of America — Page 11 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2029	$2,560	$3,130
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,830
Successor Agcy. To the Redev. Agcy. for the County of Riverside, Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2031	1,455	1,612
Successor Agcy. To the Redev. Agcy. for the County of Riverside, Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2032	1,000	1,100
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2022	500	593
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	586
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2037	500	559
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2024	1,160	1,417
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2033	1,500	1,731
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2035	3,000	3,443
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	9,737
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.975% 2034[1]	5,000	4,635
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	15,500	15,626
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	3,000	3,545
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	2,500	2,938
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	825	935
Successor Agcy. to the Sacramento Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2032	2,500	2,988
Successor Agcy. to the Sacramento Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2033	2,500	2,976
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,216
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,206
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,860
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	24,523
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	2,000	2,271
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,139
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,554
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,098
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,536
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	1,268
Successor Agcy. to the Redev. Agcy. Of the City of San Diego, Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	1,000	1,289
Successor Agcy. to the Redev. Agcy. Of the City of San Diego, Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,000	1,275
Successor Agcy. to the Redev. Agcy. Of the City of San Diego, Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	1,000	1,250
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	18,530
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,655
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2031	400	472
The Tax-Exempt Bond Fund of America — Page 12 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-A, 5.00% 2034	$1,105	$1,348
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2029	550	681
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2030	300	369
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2035	400	481
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2036	350	419
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2028	325	406
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2029	500	619
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2030	400	491
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2035	880	1,058
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2036	625	749
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	3,020	3,537
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024	7,500	8,573
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2029	5,665	6,453
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,459
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2018	400	435
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2024	800	911
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.125% 2025	840	959
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,500	1,707
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	1,000	1,019
Successor Agcy. To the San Marcos Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,000	2,463
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	2,000	2,281
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2024	1,000	1,138
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	4,028
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,523
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	4,250	5,088
Successor Agcy. to the Redev. Agcy. of the City of Santa Rosa, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2029	1,500	1,816
Successor Agcy. to the Redev. Agcy. of the City of Santa Rosa, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2030	1,500	1,806
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	1,500	1,819
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	1,960	2,085
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,094
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,419
The Tax-Exempt Bond Fund of America — Page 13 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	$3,165	$3,582
Statewide Communities Dev. Auth. Rev. Bonds (Beverly Community Hospital Association), 5.00% 2035	1,500	1,714
Statewide Communities Dev. Auth. Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	600	771
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	75	75
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 0.59% 2040[1]	12,775	12,775
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2034	1,000	1,180
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,685
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	1,000	1,010
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-C, 2.50% 2020	1,000	1,008
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	650	654
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	560	627
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,150	9,350
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,613
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,246
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,000	6,937
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	845	910
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2036	1,000	1,096
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2041	3,000	3,277
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056	7,000	7,640
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 5.375% 2044	2,000	2,406
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,794
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,000	2,289
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,625	2,992
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	4,200	4,823
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2013-B-3, 2.10% 2019	1,250	1,251
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,945	2,051
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,179
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	4,850	5,570
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2038	2,850	3,408
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[2]	2,500	2,560
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 6.625% 2024[2]	1,680	1,970
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[2]	2,750	3,209
The Tax-Exempt Bond Fund of America — Page 14 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	$5,500	$6,093
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	5,310	6,138
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,700
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,188
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, L.L.C.), Series 2016, 5.00% 2032	1,250	1,511
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,546
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2042	1,000	1,151
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2030	1,000	1,188
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2031	1,215	1,437
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2032	1,245	1,467
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2033	1,280	1,504
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2029	1,005	1,200
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2030	630	749
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2031	1,295	1,530
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2032	2,965	3,480
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2033	2,135	2,495
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2035	500	580
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2040	800	911
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,000	1,070
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	3,440	3,440
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,299
Successor Agcy. To The Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2032	2,655	2,683
Successor Agcy. To The Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2033	1,380	1,391
Successor Agcy. To The Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,429
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,343
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,120	2,379
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,767
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2035	1,215	1,409
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2037	1,000	1,151
City of Tustin, Community Facs. Dist. No. 14-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2045	300	331
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2026	1,285	1,573
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2028	1,265	1,517
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2033	4,000	4,693
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2038	2,155	2,481
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 4.50% 2023	1,160	1,277
The Tax-Exempt Bond Fund of America — Page 15 of 81

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2032	$1,000	$1,106
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-A-O, 3.00% 2016	2,000	2,002
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,533
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,610
Successor Agcy. to the Tax Allocation Rev. Ref. Redev., Vista Redev. Agcy, Rev. Ref Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2026	1,140	1,431
Successor Agcy. to the Tax Allocation Rev. Ref. Redev., Vista Redev. Agcy, Rev. Ref Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2027	1,410	1,753
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,138
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,494
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2021	1,500	1,793
State Dept. Water Resources, Water Rev., Series 2009-AF, 5.00% 2029	1,500	1,662
State Dept. Water Resources, Water Rev., Series 2009-AF, 5.00% 2029 (preref. 2018)	2,090	2,321
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	3,000	3,427
		1,366,553
Colorado 2.36%
City and County of Broomfield Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 5.50% 2035	1,000	1,018
City and County of Broomfield Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 5.75% 2046	1,800	1,832
City and County of Broomfield Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 6.00% 2050	1,650	1,679
Promenade at Castle Rock Metropolitan District No. 1, G. O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	1,600	1,667
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.375% 2033	1,750	2,035
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,310	1,527
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,721
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,693
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.75% 2045	550	582
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	1,000	883
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,406
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	8,004
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,658
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,518
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	4,155	4,240
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	6,000	6,678
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.526% 2033[1]	9,445	8,767
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,251
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	4,152
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2006-A, National insured, 5.00% 2016	575	583
E-470 Public Highway Auth., Rev. Bonds, Series 2007-CD-2, National insured, 2.16% 2039 (put 2017)[1]	6,400	6,416
E-470 Public Highway Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2019	880	993
Educational and Cultural Facs Auth., Rev. Bonds (Johnson & Wales University Project), Series 2013-A, 5.25% 2043	2,000	2,271
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2027	1,500	1,752
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	2,000	2,169
The Tax-Exempt Bond Fund of America — Page 16 of 81

unaudited
Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	$3,000	$3,254
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,569
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2017	290	291
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2017 (preref.2016)	710	713
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2018	645	648
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2018 (preref.2016)	1,605	1,612
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2020	315	316
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2020 (preref.2016)	785	788
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2023	445	447
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2023 (preref.2016)	1,280	1,285
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2025 (preref.2016)	3,000	3,013
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2025 (preref.2016)	1,215	1,220
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2031	1,150	1,153
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2031 (preref.2016)	2,820	2,832
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2016	210	210
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	1,500	1,503
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	1,590	1,798
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033	5,615	6,168
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	26,165	28,547
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	1,000	1,177
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023	2,000	2,338
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,704
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	1,000	1,134
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,125
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,500	1,684
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,000	2,226
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	4,250	4,723
The Tax-Exempt Bond Fund of America — Page 17 of 81

unaudited
Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-E, 5.125% 2017 (preref. 2016)	$175	$179
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,117
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,050
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,366
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,121
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027	1,000	1,161
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2015-C-4, 1.545% 2039 (put 2020)[1]	5,000	4,987
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,009
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	2,665	2,142
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021	655	727
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.75% 2031	1,235	1,524
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	5,000	5,523
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	609
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,000	4,605
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,000	1,140
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	3,890
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,442
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	424
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,191
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,000	1,247
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2021[2]	1,000	1,088
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds, Series 2007, RADIAN insured, 5.00% 2022	2,560	2,652
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2046	750	762
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds, Series 2007, ACA insured, 5.00% 2021	1,000	1,007
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,005	2,372
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,765
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	2,300	2,698
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,685	1,969
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	2,750	3,112
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds, Series 2007, 5.00% 2017	540	564
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	870	883
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	5,180
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	6,433
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,448
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	10,809
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,600	1,858
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	27,548
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.00% 2017	1,115	1,182
The Tax-Exempt Bond Fund of America — Page 18 of 81

unaudited
Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds, Series 2007, 5.25% 2037	$1,250	$1,252
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	1,500	1,507
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,708
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,242
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,512
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	2,000	2,012
		287,990
Connecticut 0.51%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,052
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 2053[2]	1,575	1,670
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-1, 3.25% 2021[2]	1,400	1,407
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2016-Q-1, 5.00% 2046	5,000	5,833
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2029	1,540	1,865
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2031	4,030	4,834
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2034	2,345	2,778
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2035	1,500	1,769
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2036	1,000	1,174
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	2,970	3,147
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	4,160	4,417
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	1,000	1,066
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	9,700	10,555
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,250	2,250
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 2045[2]	9,000	9,045
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[2]	3,060	3,145
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[2]	5,500	5,623
		61,630
Delaware 0.10%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	295	306
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,876
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,526
Transportation Auth., Rev. Bonds (U.S 301 Project), 5.00% 2055	7,500	8,582
		12,290
District of Columbia 0.53%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,388
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	9,125
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	875	994
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	400	447
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	760	785
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029 (Preref. 2017)	3,240	3,371
G.O. Ref. Bonds, Series 2014-C, 5.00% 2038	1,800	2,132
The Tax-Exempt Bond Fund of America — Page 19 of 81

unaudited
Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	$12,000	$13,141
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), 5.00% 2031	5,000	6,031
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), 5.00% 2040	3,000	3,490
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	5,000	5,731
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	6,497
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,530
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2037	5,000	6,039
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,126
		64,827
Florida 7.88%
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	9,000	10,201
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2036	1,285	1,465
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	12,900	14,637
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	2,000	2,054
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	3,250	3,722
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	5,000	5,775
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	4,835	5,510
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	4,000	4,929
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2017	1,300	1,326
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2019	2,900	2,957
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2021	3,210	3,273
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2023	3,545	3,613
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2024	3,725	3,796
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2025	3,920	3,995
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2026	3,120	3,178
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,170
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	13,440
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	21,120
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	5,765
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	5,000	5,600
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	10,500	12,371
Collier County Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2045	7,050	8,015
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,223
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[2]	1,250	1,406
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	2,970	3,425
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,161
The Tax-Exempt Bond Fund of America — Page 20 of 81

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	$5,780	$6,128
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	14,755	16,893
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2024 (put 2014)[4]	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	7,844
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,147
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,654
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,780
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,376
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	3,052
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,201
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	2,760	2,772
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), 5.00% 2022	675	800
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2027	2,000	2,295
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2032	1,000	1,126
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2030	1,150	1,385
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2031	1,500	1,800
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2032	1,125	1,344
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2033	1,300	1,547
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2034	1,465	1,737
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016	1,360	1,393
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	51
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2017 (preref. 2016)	85	87
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019	2,165	2,218
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019 (preref. 2016)	75	77
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022	1,930	1,978
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022 (preref. 2016)	70	72
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	1,780	1,824
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	145	149
Hillsborough County Aviation Auth., Tampa International Airport Customer Fac. Charge Rev. Bonds, Series 2015-A. 5.00% 2044	6,350	7,371
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2044	5,000	5,767
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2007-A, 5.25% 2022	3,945	4,142
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project), Series 2007-A, 5.65% 2018	2,000	2,183
The Tax-Exempt Bond Fund of America — Page 21 of 81

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 1, 4.00% 2047	$3,010	$3,298
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,405	1,498
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	500	525
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	505	536
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	1,165	1,241
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	685	718
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,000	5,039
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,912
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,914
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,883
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[2]	3,435	3,590
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,237
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,265
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,180
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,325	11,905
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2034	2,085	2,526
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2036	1,355	1,625
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 1.16% 2017[1]	11,880	11,889
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,082
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	2,000	2,050
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	835	902
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	2,625	2,629
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	825	826
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), 4.875% 2035	1,500	1,564
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	9,215
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	3,000	3,054
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	593
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	1,020
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	4,853
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,474
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,295	12,696
Lee County, Airport Rev. Ref. Bonds, 5.00% 2033	3,340	3,960
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,471
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,529
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,518
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,181
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,179
The Tax-Exempt Bond Fund of America — Page 22 of 81

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	$1,000	$1,173
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,300
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System), Series 2007, 5.00% 2022 (preref. 2017)	1,460	1,550
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	2,835	2,490
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	11,300	12,644
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	3,250	3,661
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	2,010	2,014
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	2,085	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2025 (put 2015)[4]	725	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038[4]	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2024 (put 2014)[4]	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012, 5.25% 2025 (put 2015)[4]	590	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	1,180	1,179
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	2,265	2,262
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	2,135	2,168
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-A, 0%/7.25% 2035[3,5]	430	428
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-B, 0%/7.25% 2022[5]	385	381
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,275	2,452
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	1,000	1,076
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 4.00% 2018	2,000	2,115
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2020	1,000	1,155
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	569
City of Miami Beach, Parking Rev. Ref. Bonds, 5.00% 2045	2,500	2,887
City of Miami Beach, Parking Rev. Ref. Bonds, BAM insured, 5.00% 2040	1,190	1,387
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	18,000	20,797
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2044	2,000	2,302
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, 5.00% 2032	1,645	1,945
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, 5.00% 2034	1,800	2,111
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2012-A, 4.00% 2037	1,000	1,050
The Tax-Exempt Bond Fund of America — Page 23 of 81

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	$5,000	$6,208
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2035	1,300	1,536
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2040	6,500	7,572
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2045	10,000	11,572
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	3,050	3,464
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	3,019
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,832
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,969
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,903
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	5,099
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,974
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	4,800	5,506
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	4,000	4,557
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	4,104
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,153
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,581
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,224
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,589
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	3,000	3,635
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	2,000	2,381
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	3,034
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,526
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.50% 2036	8,000	9,138
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2023	5,480	6,356
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,390	2,779
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	9,206
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	6,185
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,336
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,829
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	5,155	5,381
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	132
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	7,000	8,018
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,138
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,750	1,979
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,900	2,132
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	150	164
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027 (preref. 2018)	850	935
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	750	817
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028 (preref. 2018)	4,250	4,676
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	975	1,057
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031 (preref. 2018)	5,525	6,078
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	410	454
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020 (preref. 2018)	2,330	2,577
The Tax-Exempt Bond Fund of America — Page 24 of 81

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	$3,000	$3,433
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,717
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,752
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2027	675	837
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2028	1,250	1,536
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2031	1,715	2,073
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2029	6,000	7,456
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2030	5,000	6,168
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2031	4,000	4,912
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,791
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2028	2,000	2,298
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2035	4,500	5,024
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2040	4,750	5,279
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2045	7,900	8,747
Orange County Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	2,000	2,394
Orange County Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2034	5,000	5,966
Orange County Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2036	3,000	3,559
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,268
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,343
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,603
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	6,255
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,643
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	3,000	3,383
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	8,459
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,464
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	32,088
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	3,500	3,941
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	9,295	9,515
Palm Beach County Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 2.75% 2034	1,200	1,200
Palm Beach County Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2030	3,655	4,251
Palm Beach County Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2038	2,380	2,691
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,572
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,544
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2020 (put 2010)[4]	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2021 (put 2011)[4]	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	290	291
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	2,740	1,233
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,235	3,302
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-A, 5.00% 2029	1,240	1,466
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	1,000	1,081
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2023 (put 2013)[4]	1,775	1,242
The Tax-Exempt Bond Fund of America — Page 25 of 81

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	$520	$529
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,130	4,218
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.75% 2030	1,000	1,123
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040	5,625	6,301
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045	3,500	3,944
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds, Series 2006, RADIAN insured, 4.50% 2026	1,000	1,003
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,657
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	314
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,817
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	331
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	12,000	12,487
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	8,000	8,365
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	2,125	2,220
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2008, 5.00% 2028	13,000	13,917
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,092
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2022	5,000	5,276
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	11,062
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,404
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	2,550	3,003
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,170
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,293
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,287
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,703
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	2,650	2,998
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2036	1,250	1,439
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	2,975	3,381
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	1,500	1,690
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,150
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,195
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,676
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2033	1,000	1,168
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2035	2,000	2,320
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2040	4,555	5,157
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	1,500	1,689
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,185
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,473
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,661
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	2,180	2,483
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,140	1,141
The Tax-Exempt Bond Fund of America — Page 26 of 81

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	$5,000	$5,278
Volusia County Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project) Series 2015, 5.00% 2045	5,000	5,642
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2029	1,000	1,173
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2033	1,635	1,887
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2034	1,620	1,852
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2045	4,000	4,474
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,606
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,160	1,162
		959,971
Georgia 3.10%
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2024	2,000	2,474
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2025	1,000	1,237
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2026	4,000	4,948
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027	7,165	8,863
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2032	1,500	1,855
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,385	1,371
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	1,000	1,139
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	11,510
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	7,000	8,012
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	6,431
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2026	1,000	1,263
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2032	5,000	6,083
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2040	15,000	17,728
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	25,041
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	21,535
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-C, 5.70% 2043	8,000	8,565
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,152
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,714
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	7,950	9,184
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	10,625	12,154
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,950
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,770
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,954
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	5,000	5,724
The Tax-Exempt Bond Fund of America — Page 27 of 81

unaudited
Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.125% 2040	$5,000	$5,670
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,745	4,701
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	2,355	2,374
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2027	3,000	3,007
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	5,000	5,910
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	3,132
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	3,169
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	13,646
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 1.36% 2035 (put 2020)[1]	6,800	6,809
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 5.00% 2030	2,250	2,711
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	7,910	8,776
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	1,590	1,764
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,786
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	2,135	2,377
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,435	1,640
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022 (preref. 2020)	505	586
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	565	572
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,220	2,371
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	4,000	4,271
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,068
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,244
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,000	2,325
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,640
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	9,789
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,686
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	1,993
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	3,625	3,725
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	3,081
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 1.069% 2033[1]	7,000	6,083
Municipal Electric Auth Bonds (Plant Vogtle Units 3 & 4 Project J), Series 2015-A, 5.00% 2060	4,865	5,520
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	3,250	3,813
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	6,600
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	25,505
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	12,362
Municipal Electric Auth., Series 2015-A, 5.50% 2060	15,500	18,281
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	7,000	7,133
The Tax-Exempt Bond Fund of America — Page 28 of 81

unaudited
Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026	$4,500	$5,382
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,250	1,461
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033	1,000	1,150
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	7,350	8,280
		378,050
Guam 0.20%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	2,000	2,020
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,100	1,237
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	5,000	5,917
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2031	1,000	1,179
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2039	1,000	1,150
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,188
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	3,810	4,260
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	6,350	7,398
		24,349
Hawaii 0.23%
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,271
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.625% 2030	1,000	1,147
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	17,000	20,163
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,776
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	3,067
		27,424
Idaho 0.10%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027	2,260	2,495
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,642
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	5,000	5,583
		11,720
Illinois 9.49%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project), Series 2007, 5.35% 2017	580	587
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	2,000	2,010
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	7,149
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	5,510	6,121
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,775
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,281
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,561
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,138
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	5,759
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 5.00% 2030	1,925	1,928
The Tax-Exempt Bond Fund of America — Page 29 of 81

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2016)	$3,000	$3,021
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,567
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,306
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	12,500	14,200
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2022	1,000	1,133
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,117
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,450
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,000	1,194
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,758
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	4,000	4,589
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,150
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,365
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,194
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,367
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,619
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	9,288
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	1,500	1,626
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	15,170
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,467
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	11,350
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2017	4,000	4,121
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,256
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,826
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2030	8,500	10,191
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2031	5,000	5,978
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	4,000	4,761
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2033	1,750	2,076
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 2046	1,500	1,734
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2023	2,165	2,334
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	436
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,252
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,875
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	1,500	1,734
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,132
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,814
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,363
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,231
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2035	1,000	1,108
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,101
City of Chicago, Water Rev. Bonds, Project Series 2012, 4.00% 2020	625	674
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2042	5,000	5,442
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2044	3,000	3,271
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,009
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,287
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	1,000	1,163
The Tax-Exempt Bond Fund of America — Page 30 of 81

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	$4,175	$4,879
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,169
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	4,055	4,433
Community College Dist. No. 508, County of Cook (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	3,650	4,059
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 1994-D, FGIC-National insured, 7.75% 2019	3,735	4,128
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2003-B, National insured, 5.75% 2033	9,630	12,878
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,312
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	8,025
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,403
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,461
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,770
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	6,070	8,204
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024 (preref. 2019)	2,810	3,166
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,034
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	3,000	3,593
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,975	2,011
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,475	1,493
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,427
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	5,315	5,959
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2038	14,100	16,304
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	534
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,868
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	19,190
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	10,105
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2007-A, 5.00% 2026	11,050	11,345
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,226
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,259
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	1,585	1,589
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,408
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,580
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,105
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	2,250	2,493
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,423
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,116
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	6,014
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,950	5,662
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	7,500	8,519
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	700	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	8,750	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050[4]	4,050	—
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,075
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,116
The Tax-Exempt Bond Fund of America — Page 31 of 81

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	$600	$733
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	1,250	1,287
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034 (preref. 2017)	1,200	1,274
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,234
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	363
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	6,113
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	683
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,510
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,500	1,743
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,413
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,101
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	8,025
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	9,560	9,806
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	16,223
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,673
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,154
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	4,500	4,846
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,335	17,739
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,403
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,723
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	4,968
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	19,000	22,691
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	14,000	15,961
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	5,464
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	1,952
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,056
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,159
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,179
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,965
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,535
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. - Illinois State University Project), Series 2011, 6.75% 2031	1,000	1,145
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	10,000	11,533
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	31,934
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	7,875	8,020
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	10,000	10,131
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	4,000	4,064
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	530	580
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044 (preref. 2019)	470	531
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 4.00% 2044	1,000	1,046
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,212
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009-B, 5.75% 2039	10,500	12,096
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,217
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,206
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,372
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,556
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,175
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	4,054
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2024	245	295
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2025	685	827
The Tax-Exempt Bond Fund of America — Page 32 of 81

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2030	$1,000	$1,160
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2035	1,350	1,539
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	4,605	5,180
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,550	1,879
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	4,750	5,755
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,000	3,611
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, 1.655% 2036 (put 2021)[1]	1,775	1,780
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	2,500	2,880
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	5,095	5,921
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	500	569
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,500	11,780
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2040	1,275	1,391
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	4,098
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	4,082
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	30,808
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	1,265	1,312
G.O. Bonds, Series 2014, 5.00% 2039	3,300	3,486
G.O. Bonds, Series of March 2012, 5.00% 2023	2,000	2,222
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	1,053
G.O. Bonds, Series of May 2014, 5.00% 2026	2,000	2,233
G.O. Bonds, Series of May 2014, 5.00% 2039	4,400	4,656
G.O. Ref. Bonds, 5.00% 2030	7,700	8,488
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,751
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	1,820	1,938
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[3]	1,239	1,206
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	405	406
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	1,445	1,449
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.41% 2050 (put 2025)[1]	25,800	25,669
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	5,500	6,047
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	2,360	2,821
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,421
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds (Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040[4]	2,300	644
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	285
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	3,100	3,295
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	14,020	14,700
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	550
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2053	1,225	1,339
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	7,015	7,808
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	6,870	7,535
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	732	733
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,673
The Tax-Exempt Bond Fund of America — Page 33 of 81

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	$7,500	$9,052
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	10,450	12,472
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,053
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	3,904
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,632
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 6.00% 2028	1,000	1,196
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2024	1,905	2,087
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	5,000	5,269
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036	385	529
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	17,340	23,931
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,139
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,926
City of Springfield, Electric Rev. Bonds, Series 2015, 5.00% 2031	2,220	2,608
City of Springfield, Electric Rev. Bonds, Series 2015, 5.00% 2032	3,000	3,511
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	6,000	6,900
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	5,000	5,039
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,662
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,546
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,177
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,512
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	8,279
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,159
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,542
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	39,212
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,894
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,468
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,367
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,768
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	11,137
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,589
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,276
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,219
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,475
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,191
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	10,000	11,900
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025	2,315	2,443
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025 (preref. 2017)	4,830	5,129
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2009-A, 5.00% 2019	425	449
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2009-A, 5.00% 2019 (preref. 2017)	575	611
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.25% 2041	1,750	1,968
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.50% 2031	2,000	2,330
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2039	2,000	2,255
The Tax-Exempt Bond Fund of America — Page 34 of 81

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	$8,000	$8,477
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.25% 2022	800	800
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.50% 2023	900	904
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.75% 2024	950	960
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 2.875% 2025	505	511
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.00% 2026	865	877
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds, Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,961
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 2.75% 2024	1,170	1,182
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.00% 2025	730	746
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.125% 2026	1,300	1,328
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.25% 2027	1,370	1,395
		1,155,814
Indiana 2.13%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,135
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,895
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	5,980	6,620
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2009-A, 5.25% 2039	1,000	1,120
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,895
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2028	250	304
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,211
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,450	1,679
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,143
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,250	1,421
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	6,500	6,975
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	18,415	19,431
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,281
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	5,951
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,553
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,909
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	18,600	21,325
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	14,800	17,153
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 2040	5,000	5,834
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,000	3,419
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,173
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.25% 2017	525	545
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.25% 2017 (escrowed to maturity)	875	909
The Tax-Exempt Bond Fund of America — Page 35 of 81

unaudited
Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2022	$1,745	$1,813
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2022 (preref. 2017)	3,255	3,388
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027	2,035	2,109
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027 (preref. 2017)	1,665	1,733
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037	3,390	3,495
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037 (preref. 2017)	3,095	3,222
Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2006-B-5, 5.00% 2036	10,000	10,242
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,254
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2006-R, AMBAC insured, 5.00% 2018 (preref. 2016)	1,340	1,355
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	1,500	1,752
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	4,749
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	10,420	12,648
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	7,420
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,327
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-A, National insured, 5.60% 2016	1,000	1,022
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.60% 2016	1,000	1,022
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	3,000	3,354
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 2003, AMBAC insured, 5.70% 2017	3,000	3,133
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,246
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	3,131
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030	1,500	1,791
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032	2,000	2,373
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,332
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2036	14,205	16,968
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2037	10,970	13,050
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,276
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,761
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,284
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,235
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,615
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,548
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds., Series 2015-BB-1, 5.00% 2034	530	637
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,806
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2032	470	569
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2033	1,530	1,845
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,844
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,077
The Tax-Exempt Bond Fund of America — Page 36 of 81

unaudited
Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	$1,000	$1,138
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2014-A, 1.75% 2025 (put 2018)	1,000	1,007
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018 (preref. 2016)	1,185	1,199
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019 (preref. 2016)	1,245	1,259
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026 (preref. 2016)	4,000	4,046
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	2,000	2,062
		260,018
Iowa 0.43%
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[3]	712	680
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	18,000	18,623
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	14,850	16,034
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,083
Fin. Auth., Single-family Mortgage Bonds, Series 2016-A, 4.00% 2046	4,500	4,947
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2037	1,000	1,007
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	3,920
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,264
		52,558
Kansas 0.40%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,751
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	5,625	6,085
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	898
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	534
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	277
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	828
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.25% 2022	2,500	2,547
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	14,500	14,677
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 4.85% 2016	175	176
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	1,894	1,912
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	17,080
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 4.00% 2028	975	978
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 5.00% 2034	625	642
		48,385
Kentucky 0.51%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	5,000	6,204
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2033	2,000	2,283
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2037	3,000	3,384
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2040	5,250	5,901
The Tax-Exempt Bond Fund of America — Page 37 of 81

unaudited
Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	$1,500	$1,570
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,089
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,083
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,244
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.50% 2031 (put 2016)	4,670	4,670
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	950	1,003
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	4,500	4,694
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	5,000	5,756
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	21,078
		61,959
Louisiana 1.96%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2033	845	988
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2034	1,940	2,262
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2040	2,050	2,346
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2045	2,500	2,840
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	10,000	10,041
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	4,000	4,016
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,750	2,082
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-A-2, 5.25% 2039	440	456
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	11,699
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	915	954
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	345	358
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039	6,500	7,912
Juban Crossing, Economic Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-C, 7.00% 2044[2]	1,000	1,053
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007 (Go Zone), 5.35% 2041	1,036	1,056
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	9,210	10,839
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	26,626
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,100	3,703
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	13,591
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,500	4,219
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,412
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,985
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,880
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,557
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2030	900	1,067
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2033	1,000	1,172
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2034	1,000	1,168
The Tax-Exempt Bond Fund of America — Page 38 of 81

unaudited
Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2040	$3,000	$3,448
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2040	2,000	2,294
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	5,000	5,707
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	1,350	1,541
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2029	900	1,072
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2032	1,000	1,177
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2044	4,000	4,543
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033	5,000	5,834
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2026	375	444
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032	2,000	2,283
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2033	3,455	3,933
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	2,350	2,620
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	4,855	5,031
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038 (preref. 2017)	1,840	1,929
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	1,265	1,311
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043 (preref. 2017)	475	499
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-B, 5.25% 2027	1,090	1,134
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-B, 5.25% 2027 (preref. 2017)	410	430
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	3,010
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,905
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,411
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,430
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-A, 3.375% 2028	250	255
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	510
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial District Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	13,405	15,284
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,145
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,100	1,203
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	2,000	2,052
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A, 4.85% 2039	234	236
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	679
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2029	1,150	1,224
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	3,930	3,938
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2025	3,420	3,428
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	7,500	7,721
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	6,000	6,409
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2029	5,000	5,498
		238,850
Maine 0.12%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	9,126
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,279
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	576
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	495	528
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	1,660	1,770
		14,279
Maryland 1.04%
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2014-B, 4.00% 2016	3,625	3,658
Baltimore County, G.O. Bonds, Metropolitan Dist.74 Ref. Bonds, Series 2009, 5.00% 2017	1,575	1,628
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,106
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	2,047
The Tax-Exempt Bond Fund of America — Page 39 of 81

unaudited
Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	$17,000	$17,346
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2044	5,000	5,825
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	2,095
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,421
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2035	1,765	2,118
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,004
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,486
G.O. Bonds, State and Local Facs., 2009-C, 5.00% 2016	5,290	5,411
G.O. Bonds, State and Local Facs., First Series 2012- C, 4.00% 2016	7,125	7,200
G.O. Bonds, State and Local Facs., Second Series, 5.00% 2018 (preref. 2016)	1,000	1,012
G.O. Bonds, State and Local Facs., Series 2011-E, 5.00% 2016	11,820	11,959
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	2,303
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), 5.00% 2047	2,000	2,316
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2019	1,280	1,348
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2019 (preref. 2017)	220	231
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 4.00% 2042	2,000	2,070
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2032	800	955
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2033	1,000	1,187
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2034	1,800	2,127
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2036	1,500	1,758
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,626
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045	1,000	1,152
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2038	9,000	10,408
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2042	4,970	5,731
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	3,000	3,471
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	1,050	1,104
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2016	2,550	2,580
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	11,446
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,300	2,302
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,000	1,006
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,182	1,186
Prince Georges County, Rev. Auth. Special Obligation (Suitland-Naylor Road Project), Series 2016, 4.75% 2036[2]	750	769
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.125% 2040	750	799
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	2,000	2,178
		126,369
The Tax-Exempt Bond Fund of America — Page 40 of 81

unaudited
Bonds, notes & other debt instruments Massachusetts 2.28%	Principal amount (000)	Value (000)
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	$2,905	$3,073
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	100
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative), Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,414
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	1,075	1,228
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	2,250	2,542
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,030
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,089
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,539
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	5,233
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042[2]	16,920	17,011
Dev. Fin. Agcy., Rev. Bonds (Bentley University Issue), 5.00% 2040	1,250	1,476
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.99% 2040 (put 2017)[1]	1,000	999
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	20,298
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,000	5,745
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	1,080
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	1,135
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,412	1,457
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	1,077
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,706	2,732
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	3,951	3,986
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	798	735
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,961	15
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,143
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	1,000	1,171
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044	1,000	1,140
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2015-Q, 5.00% 2047	9,000	10,605
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-5, 0.96% 2038 (put 2018)[1]	7,880	7,877
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2030	2,000	2,372
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2031	1,925	2,274
Dev. Fin. Agcy., Rev. Bonds (Williams College), Series 2011-N, 0.69% 2041 (put 2017)[1]	2,000	1,997
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	9,800	11,151
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	8,375	9,047
Dev. Fin. Agcy., Rev. Ref. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034	7,185	8,469
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	6,500	7,678
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	6,415	7,615
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.50% 2031	1,680	1,903
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,841
G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	1,000	1,253
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2008-O, 6.00% 2036	7,000	7,799
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2007-G-2, Assured Guaranty Municipal insured, 0.59% 2042[1]	5,000	5,000
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,662
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,751
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	12,320	13,824
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2008-T-1, 5.00% 2032	1,050	1,225
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	8,380	9,367
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,267
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,202
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,295	2,325
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	2,000	2,170
The Tax-Exempt Bond Fund of America — Page 41 of 81

unaudited
Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	$1,050	$1,113
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 172, 4.00% 2045	3,605	3,881
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 178, 3.50% 2042	5,500	5,879
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	1,845	1,880
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	2,730	2,788
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	13,663
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,325
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	9,250	10,378
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,704
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,721
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,515
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,193
		278,162
Michigan 3.74%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	5,800	5,899
City of Detroit, Distributable State Aid G.O. (Limited Tax) Bonds, Series 2010, 5.25% 2035	10,665	11,618
City of Detroit, G.O. Bonds, Series 2014, National insured, 5.375% 2018	3,042	3,050
City of Detroit, G.O. Bonds, Series 2014-B, National insured, 5.375% 2018	558	559
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 1.019% 2032[1]	7,850	7,095
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 2029	10,420	13,250
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	5,900	6,572
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	16,000	17,648
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,234
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	24,791
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	2,000	2,301
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2027	3,500	4,007
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2028	3,610	4,113
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2030	4,000	4,527
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	6,050	6,620
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,644
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,743
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,425	1,632
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,785
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,470
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	6,865	7,410
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2028	1,415	1,683
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2032	1,355	1,581
The Tax-Exempt Bond Fund of America — Page 42 of 81

unaudited
Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2033	$2,565	$2,980
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2034	3,000	3,470
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2035	3,000	3,454
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	13,500	15,580
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2034	4,095	4,807
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	250	292
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-D-2, 1.048% 2038 (put 2020)[1]	6,000	5,969
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,637
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,796
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,775
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,768
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	3,000	3,460
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,150	2,328
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2030	5,000	5,812
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,128
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	750	970
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	2,000	2,158
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,092
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	507
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,427
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	2,000	2,266
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	1,115	1,141
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,214
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,212
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,722
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,134
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	3,705	4,093
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,704
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033	885	1,015
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033	165	187
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033 (preref. 2018)	3,950	4,527
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	3,000	3,282
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,305
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,278
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,411
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,507
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,138
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.00% 2029 (preref. 2018)	2,000	2,336
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	3,000	3,522
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2025	500	606
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,357
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	2,750	3,126
The Tax-Exempt Bond Fund of America — Page 43 of 81

unaudited
Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	$5,300	$5,950
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,325
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	3,145	3,520
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	4,855	5,474
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	1,700	2,147
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2031	10,000	12,198
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,022
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,500	1,751
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	1,500	1,501
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	52,190	52,205
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	10,010	10,332
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, 0.84% 2033 (put 2018)[1]	2,275	2,261
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2040	1,000	1,156
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2045	1,250	1,434
Wayne County Airport Auth. Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	4,870	5,508
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,838
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	8,260
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2021	12,190	13,995
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2022	2,140	2,441
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.50% 2020	9,000	10,557
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-D, 5.00% 2016	1,400	1,435
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,290	1,461
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2040	15,800	18,160
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2045	6,500	7,431
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,145
		456,232
Minnesota 0.21%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[3]	7,295	7,061
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2045[3]	1,916	1,956
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	845	881
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	435	460
The Tax-Exempt Bond Fund of America — Page 44 of 81

unaudited
Bonds, notes & other debt instruments Minnesota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	$480	$509
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	675	706
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	510	532
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	805	860
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2008-A, 6.75% 2032	30	34
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2033	2,575	3,031
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2034	5,000	5,849
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2044	1,000	1,154
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2028	1,250	1,541
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2029	1,000	1,224
		25,798
Mississippi 0.44%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	1,590	1,881
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,150	1,335
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,690	1,990
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2033	1,275	1,494
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,762
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	5,063
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	500	527
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	1,520	1,526
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	890	953
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	3,140
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	2,000	2,091
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2034	12,960	15,245
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2029	2,500	3,021
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2032	7,500	8,897
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,328
		53,253
Missouri 1.32%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2016	1,000	1,000
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2017	1,000	1,001
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2018	1,500	1,504
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	5,890	5,569
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2028	400	466
Health & Educational Facilities Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	3,750	4,269
Health and Educational Facs. Auth., Educational Facs. Rev. Bonds (Washington University), Series 2007-B, 4.50% 2041 (preref. 2016)	1,270	1,306
The Tax-Exempt Bond Fund of America — Page 45 of 81

unaudited
Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 2038	$2,000	$2,272
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project, Series 2015-A, 5.00% 2034	3,200	3,721
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project, Series 2015-A, 5.00% 2039	4,000	4,622
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	3,161
Health and Educational Facs. Auth., Health Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,208
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Luke’s Episcopal-Presbyterian Hospitals), Series 2006, 5.00% 2019	2,830	2,899
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,250	2,448
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	2,740	3,022
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2027	2,930	2,974
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2037	2,065	2,086
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	4,215	4,259
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2029	1,000	1,158
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	850	958
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 2040	10,000	11,015
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	415	421
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	550	579
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	565	605
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	1,495	1,610
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	890	960
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	4,000	4,371
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	1,265	1,269
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,743
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	2,800	2,873
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	1,310	1,373
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,298
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,449
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,270	7,946
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	5,160	6,582
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	8,125	10,455
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	5,465	6,882
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	8,000	10,370
The Tax-Exempt Bond Fund of America — Page 46 of 81

unaudited
Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	$12,255	$15,984
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-B, 3.125% 2019	4,000	4,012
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), 5.125% 2045	1,050	1,103
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,000	1,057
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	1,555	1,683
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-B-2, 3.85% 2020	400	401
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-B-2, 4.15% 2021	1,000	1,003
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	4,774
		160,721
Montana 0.04%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	4,325	4,674
Nebraska 0.59%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,310
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2027	3,985	4,553
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	1,000	1,100
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	6,275	7,057
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	5,000	5,661
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2045	4,340	4,955
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2045	1,000	1,142
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	2,300	2,625
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028	10,795	12,123
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	8,600	9,253
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	750	771
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 2.50% 2035	2,120	2,152
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	1,100	1,133
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	890	956
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015, 3.50% 2045	2,375	2,544
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	7,330	7,811
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,084
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	1,245	1,334
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028 (preref. 2018)	3,245	3,476
		72,040
Nevada 1.75%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,633
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	8,700
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,608
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,106
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	20,178
The Tax-Exempt Bond Fund of America — Page 47 of 81

unaudited
Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	$7,025	$8,008
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	12,138
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	12,867
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	2,000	2,244
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.125% 2034	10,980	12,292
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2022	2,125	2,574
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2027	1,000	1,264
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	6,755
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	2,181
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,750	5,853
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2019	3,000	3,369
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	3,660	3,676
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	940	951
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2019	3,785	4,044
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,302
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	345	354
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	3,740	3,829
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	4,935	4,798
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,410	7,332
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,279
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2040	2,170	2,501
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,775	2,035
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	9,275
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,632
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,829
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,378
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2037	3,500	4,088
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,156
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,600	1,979
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,115	1,370
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	2,500	3,057
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	3,500	4,262
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	2,000	2,421
The Tax-Exempt Bond Fund of America — Page 48 of 81

unaudited
Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	$3,000	$3,553
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,450
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	9,828
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,761
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,825
		212,735
New Hampshire 0.36%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,404
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,424
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), 5.00% 2032	2,565	3,109
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), 5.00% 2033	3,740	4,495
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.00% 2037	8,500	8,912
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.25% 2028	1,500	1,586
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	2,063
		43,993
New Jersey 2.28%
Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds (The Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,579
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), 5.00% 2035	750	852
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2025	1,020	1,218
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2026	1,000	1,185
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	4,900	5,766
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,145
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	3,000	3,415
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,690	3,034
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,072
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	1,024
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,925	1,974
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	5,250	5,383
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,691
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,599
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	470	486
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,500	1,685
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	5,500	5,968
The Tax-Exempt Bond Fund of America — Page 49 of 81

unaudited
Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Dacs. Contruction Rev. Ref. Bonds, Series 2015-WW, 5.25% 2040	$1,300	$1,424
Econ. Dev. Auth., School Facs. Construction Notes, Series 2012-H, 1.31% 2017[1]	4,250	4,212
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.01% 2028[1]	5,000	4,412
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	1,500	1,640
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,817
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 2027	1,865	2,275
Educational Facs. Auth., Rev. Ref. Bonds (New Jersey City Issue), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	2,525	2,980
Health Care Facs. Fncg. Auth. Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2031	1,000	1,202
Health Care Facs. Fncg. Auth. Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2032	1,310	1,569
Health Care Facs. Fncg. Auth. Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2033	1,670	1,992
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,095	1,322
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,183
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2046	3,375	3,859
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,805
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	3,500	4,127
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	3,500	4,073
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,173
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue), Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	4,779
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	1,000	1,097
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,318
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2028	7,000	8,402
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2024	2,000	2,306
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2025	3,400	3,891
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	2,000	2,274
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2028	1,205	1,352
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2030	2,030	2,324
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	14,075	15,595
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	58,645	55,802
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds) Series 2014-A, 5.00% 2021	2,125	2,422
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	6,102
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,597
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	1,982
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,230
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,115
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,243
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	7,500	8,491
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,122
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,094
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.09% 2024 (put 2018)[1]	6,350	6,334
The Tax-Exempt Bond Fund of America — Page 50 of 81

unaudited
Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 1.03% 2023 (put 2017)[1]	$12,015	$12,012
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 1.09% 2024 (put 2018)[1]	7,625	7,605
		277,630
New Mexico 0.25%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,811
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 1.285% 2028[1]	175	174
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), 1.875% 2029 (put 2020)	2,510	2,555
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	9,000	9,161
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,058
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 2044	3,000	3,495
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,508
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	750	783
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	310	327
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	190	201
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.50% 2028	480	502
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	310	320
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	410	426
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	680	702
		30,023
New York 6.68%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	1,000	1,071
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 6.00% 2031	1,000	1,180
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 5.00% 2023	800	953
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 5.00% 2040	1,500	1,719
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	395	419
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	6,700	6,780
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	598
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,182
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2033	7,500	8,796
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	500	582
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,834
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,431
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,728
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,670
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,787
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	11,000	12,703
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2036	650	758
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2031[2]	500	556
The Tax-Exempt Bond Fund of America — Page 51 of 81

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	$1,100	$1,285
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,206
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,646
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,148
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,894
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C Group A, 5.00% 2024	5,000	6,290
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	2,500	2,937
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	1,750	2,127
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	10,151
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	2,164
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	3,047
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,302
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2038	1,600	1,864
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2033	1,000	1,185
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,281
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,928
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	599
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-B, 5.00% 2024	1,000	1,187
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,205
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	6,000	7,363
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	3,000	3,651
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	825	1,025
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2024	3,735	4,624
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Adelphi University Project), 5.00% 2020	1,270	1,461
Town of Hempstead, Local Dev. Corp. Rev. Ref. Bonds (Adelphi University Project), 5.00% 2025	420	514
Town of Hempstead, Local Dev. Corporation Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	900	1,085
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	6,000	6,864
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	11,179
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[2]	6,000	6,521
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	14,000	15,421
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	2,700	2,985
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	3,500	4,133
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	4,602
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,520
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	23,667
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,273
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	5,102
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	3,600	4,159
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2034	1,500	1,771
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2039	3,995	4,654
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.954% 2033 (put 2018)[1]	1,500	1,491
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.184% 2033 (put 2018)[1]	6,425	6,424
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,144
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,776
The Tax-Exempt Bond Fund of America — Page 52 of 81

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	$2,000	$2,301
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 1.36% 2019[1]	8,900	8,945
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,680	2,074
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.41% 2020[1]	11,100	11,143
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.79% 2026 (put 2017)[1]	495	491
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,049
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,025
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	3,000	3,074
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	4,100	4,379
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	7,029
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-D, 5.00% 2016	5,000	5,123
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2016	1,000	1,025
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	15,007
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,405
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	23,372
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.99% 2039 (put 2020)[1]	13,000	12,918
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,227
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,962
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,800
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,397
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,711
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,977
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,659
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project), Series 2010, 5.50% 2040	1,000	1,172
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	9,375	10,262
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	310	318
Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims - City of New York), Series 2012-A, 5.00% 2021	2,000	2,394
Nassau County, G.O. General Improvement Bonds, 2016 Ref. Series A, 5.00% 2030	750	912
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	510	624
City of New Rochelle, Corp. for Local Dev. Rev Bonds, (Iona College Project), Series 2015-A, 5.00% 2045	600	679
City of New York, G.O. Bonds, Fiscal 2006 Series J, 5.00% 2021 (preref. 2016)	3,750	3,765
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.96% 2025[1]	2,350	2,350
City of New York, G.O. Bonds, Fiscal 2009 Series E, 5.00% 2016	7,000	7,081
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2016	1,000	1,012
City of New York, G.O. Bonds, Fiscal 2013 Series F-1, 5.00% 2037	3,000	3,508
City of New York, G.O. Bonds, Fiscal 2013 Series H, 5.00% 2023	3,855	4,786
City of New York, G.O. Bonds, Fiscal 2013 Series J, 5.00% 2023	500	621
City of New York, G.O. Bonds, Series 2002-C, 5.00% 2016	5,750	5,817
City of New York, G.O. Bonds, Series 2007-D, 5.00% 2017	5,000	5,166
City of New York, G.O. Bonds, Series 2010-B, 5.00% 2016	1,050	1,062
City of New York, G.O. Bonds, Series 2012-F, 5.00% 2016	1,000	1,012
City of New York, G.O. Bonds, Series 2013-D, 5.00% 2016	2,000	2,023
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2016	8,010	8,103
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,929
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	3,104
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,436
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	10,074
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,500	1,841
The Tax-Exempt Bond Fund of America — Page 53 of 81

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2030	$10,000	$12,151
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,218
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,200
City of New York, G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	3,111
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,087
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,148
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2009 Series EE, 5.00% 2018 (escrowed to maturity)	5,000	5,457
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series BB, 5.25% 2044	3,000	3,575
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2007 Series DD, 4.75% 2035	7,500	7,820
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2010 Series FF, 5.00% 2025	2,255	2,620
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2026	2,000	2,384
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2043	2,000	2,316
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2006-C, 4.75% 2033	2,830	2,844
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2006-C, 4.75% 2033 (preref. 2016)	2,170	2,182
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,619
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	6,400	7,441
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	2,167
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2016 Series S-1, 5.00% 2029	5,000	6,242
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,179
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,346
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	1,000	1,176
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,826
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,178
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	595
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	9,124
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021 (preref. 2016)	3,500	3,541
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-E, 5.00% 2016	5,950	6,086
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2012-D, 5.00% 2016	5,000	5,114
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	2,500	2,994
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,732
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	4,000	4,831
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	3,000	3,602
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	6,109
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	1,200	1,418
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,723
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,728
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,718
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	5,260	5,387
New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Series 2012-BB, 5.00% 2047	5,000	5,882
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,140
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	8,242
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	15,289
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,750	2,073
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,454
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	1,365	1,388
The Tax-Exempt Bond Fund of America — Page 54 of 81

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 1994-B, 2.00% 2029 (put 2020)	$2,000	$2,042
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	2,135	2,406
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	365	437
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	3,000	3,038
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	2,500	2,893
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	2,800	3,139
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,624
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,194
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,000	2,008
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	800	803
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	500	544
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2005-B-4D, 0.873% 2031 (put 2018)[1]	3,000	2,995
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2005-B-4E, 0.941% 2032 (put 2017)[1]	4,000	4,003
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,500	3,127
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2024	5,000	6,290
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	2,500	3,111
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	1,750	2,216
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2029	1,000	1,259
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	3,500	4,379
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2031	4,500	5,595
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	7,500	8,969
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,527
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,938
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	3,076
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2034	5,000	6,229
		814,045
North Carolina 0.77%
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,809
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	882
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,567
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,764
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	15,302
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,473
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,501
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	10,563
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,224
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2028	2,895	3,539
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2029	7,500	9,122
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2030	3,000	3,626
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 5.00% 2042	1,860	1,976
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2025	1,500	1,665
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 1.15% 2033 (put 2017)[1]	1,805	1,798
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (WakeMed), Series 2012-A, 5.00% 2031	3,000	3,501
The Tax-Exempt Bond Fund of America — Page 55 of 81

unaudited
Bonds, notes & other debt instruments North Carolina (continued)	Principal amount (000)	Value (000)
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	$5,000	$5,230
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,829
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	3,640	4,035
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019 (escrow to maturity)	1,360	1,507
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	905	1,034
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020 (escrow to maturity)	345	395
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030 (preref. 2019)	1,425	1,583
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	575	632
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2023	1,060	1,080
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2024	1,115	1,135
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2024	1,085	1,105
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.125% 2021	470	479
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.125% 2022	980	999
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,153
		93,508
North Dakota 0.14%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2024	1,210	1,444
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035	700	835
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,185	1,249
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	860	925
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,575	1,698
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	2,360	2,572
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	7,825	8,527
		17,250
Ohio 4.01%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	14,215	16,040
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	18,392
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,004
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2009-B, 3.10% 2023 (put 2019)	1,000	1,023
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031	3,000	3,595
Akron, Bath, and Copley Joint Township Hospital District, Hospital Facs. Rev. Bonds (Akron General Health System), 3.80% 2027	6,715	7,608
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	16,000	18,266
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	6,487
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,296
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	19,990	19,533
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	103,455	100,798
The Tax-Exempt Bond Fund of America — Page 56 of 81

unaudited
Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	$35,780	$35,840
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, National insured, 5.25% 2017	10,000	10,648
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project), Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	4,004
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	6,000	7,009
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	12,985
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2027	3,080	3,202
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	2,000	2,069
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	8,000	8,239
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	9,298
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,434
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,313
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,472
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,430
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,415
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	4,144
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	2,000	2,262
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,599
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,175	1,422
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,525	1,830
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,365
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,178
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,260	1,465
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035	2,700	2,996
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	4,250	4,717
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,850	2,033
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	4,940	5,858
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,891
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,663
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	9,955	10,079
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,665
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,151
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,195	3,432
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,827
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 4.00% 2046	3,500	3,656
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2032	4,000	4,742
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2035	1,990	2,329
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2036	1,750	2,040
The Tax-Exempt Bond Fund of America — Page 57 of 81

unaudited
Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2041	$4,650	$5,409
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2046	5,000	5,789
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,757
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	5,789
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-E, 5.00% 2039	250	260
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	400	412
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	3,330	3,508
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	415	437
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	255	271
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	720	756
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	995	1,080
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028 (preref. 2018)	580	630
Kent State University, Rev. General Receipts, Series 2016, 5.00% 2027	1,000	1,261
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029 (preref. 2018)	2,515	2,795
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	1,500	1,626
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,176
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	2,103
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2021	1,660	1,667
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2026	3,250	3,261
Montgomery County Hospital Facs. Rev. Bonds (Kettering Health Network Obligated Group Project), Series 2016, 4.00% 2047	4,000	4,161
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	6,500	6,863
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	1,500	1,560
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	1,495	1,554
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 2022[2,3]	2,097	2,187
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 2022[2,3]	2,836	2,949
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group), Series 2006, 5.125% 2021	1,000	1,024
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,265
Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	3,750	4,256
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	3,535
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,446
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,187
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	375	431
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	580
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2034	1,000	1,171
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2035	1,000	1,166
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2033	500	589
The Tax-Exempt Bond Fund of America — Page 58 of 81

unaudited
Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2036	$500	$581
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2005-B, 4.00% 2034 (put 2021)	12,500	13,267
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2006-A, 3.00% 2019	2,000	2,046
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	5,000	5,237
		488,786
Oklahoma 0.24%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,511
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	160	170
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	840	861
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	690	754
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	950	950
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,035
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.875% 2030	3,000	3,001
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 1.21% 2023 (put 2018)[1]	6,765	6,754
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,286
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,103
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,469
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,922
		28,816
Oregon 0.43%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	7,080	7,149
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.41% 2022 (put 2018)[1]	600	600
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 2040	2,480	2,611
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2032	1,000	1,180
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2033	1,000	1,175
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	3,500	4,041
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project), Series 2015-A, 5.00% 2024	1,000	1,218
G.O. Bonds (Veterans’ Welfare Bonds 96), Series 2015-Q, 4.00% 2045	13,040	14,261
Various Purpose G.O. Bonds, Series 2011-L, 5.00% 2016	1,180	1,180
Health and Science Rev. Bonds (Oregon Health and Science University), Series 2016-B, 5.00% 2033	1,000	1,228
Health and Science Rev. Bonds (Oregon Health and Science University), Series 2016-B, 5.00% 2034	2,500	3,056
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	2,000	2,081
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-B, 3.625% 2020	3,000	3,010
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,504
Port of Portland, Portland International Airport Rev. Bonds, Series 2015-23, 5.00% 2027	1,675	2,105
The Tax-Exempt Bond Fund of America — Page 59 of 81

unaudited
Bonds, notes & other debt instruments Oregon (continued)	Principal amount (000)	Value (000)
State Board of Higher Education, G.O. Bonds, Series 2006-A, 5.00% 2031 (preref. 2016)	$1,695	$1,715
State Board of Higher Education, G.O. Bonds, Series 2006-A, 5.00% 2036 (preref. 2016)	2,715	2,747
		52,861
Pennsylvania 2.23%
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 2032	1,000	1,179
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	10,071
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2005-A, 4.00% 2035 (put 2021)	1,500	1,592
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2008-A, 2.70% 2035 (put 2018)	3,000	3,021
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System), Series 2010-A, 5.00% 2031	5,000	5,642
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,718
Cumberland County Municipal Auth. Rev. Bonds (Dickinson College Project), 5.00% 2029	1,000	1,233
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project), Series 2008-A, 5.00% 2017	665	681
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	3,100	3,505
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,457
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2029	300	365
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2030	350	423
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2031	350	421
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2026	1,385	1,664
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	1,380	1,641
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2030	400	470
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2031	1,075	1,258
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2039	1,000	1,144
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,103
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	214
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	435	470
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	750	804
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2035	1,060	1,163
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	1,250	1,348
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.00% 2038 (put 2020)	3,000	3,073
Geisinger Auth., Health System Rev. Bonds (Geisinger Health System), Series 2014-B, 1.364% 2028 (put 2024)[1]	3,500	3,532
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	5,400	6,287
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), 5.80% 2030	1,000	1,078
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.00% 2018	1,230	1,274
The Tax-Exempt Bond Fund of America — Page 60 of 81

unaudited
Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042	$2,500	$2,616
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043	2,600	2,813
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	776
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,082
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,980	2,096
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,466
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	4,000	4,142
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,000	1,212
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2015-118-A, 3.80% 2035	3,000	3,136
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	11,000	11,706
Industrial Dev. Auth., Rev. Ref. Bonds (Covanta Project), 5.00% 2043	2,500	2,551
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2009, 5.00% 2020	6,285	7,082
Lancaster County Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 2045	500	530
Lancaster County Hospital Auth., Health System Rev. Bonds (University of Pennsylvania), Series 2016-A, 5.00% 2036	600	722
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.00% 2023	1,100	1,236
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.375% 2028	1,250	1,406
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,150	1,307
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	2,244
Monroeville Fin. Auth. (Allegheny County), UPMC Rev. Bonds, 5.00% 2029	4,000	4,613
Montgomery County Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031	1,000	1,135
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2024	800	922
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030	1,000	1,131
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2031	5,000	5,646
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	5,500	6,154
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	3,875	4,326
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,640	2,945
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1994-A, 2.55% 2029 (put 2020)	1,500	1,530
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	7,560
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,830
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,686
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,350
The Tax-Exempt Bond Fund of America — Page 61 of 81

unaudited
Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	$500	$554
Northampton County General Purpose Auth., College Rev. Bonds (Moravian College Project), 5.00% 2036	1,415	1,627
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,105
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,104
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027	3,000	3,509
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2028	2,000	2,332
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2028	2,000	2,400
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2031	1,000	1,180
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2032	2,000	2,349
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2034	1,000	1,167
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,210
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,465
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,574
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,100	13,311
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	500	508
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	1,000	1,105
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital), Series 2007-B, 5.00% 2017	2,895	2,967
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2023	1,180	1,326
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2025	2,000	2,213
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2026	1,000	1,098
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2027	1,000	1,090
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 1.206% 2024[1]	14,525	14,162
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	11,516
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	12,600	12,735
Susquehanna Area Regional Airport Auth., Subordinate Airport System Rev. Bonds, Series 2012-C, 3.00% 2017	855	864
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2027	5,625	6,913
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2028	1,000	1,218
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2029	2,620	3,171
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 1.01% 2017[1]	2,000	1,994
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 1.39% 2021[1]	3,000	2,980
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, 1.21% 2045 (put 2018)[1]	4,000	3,995
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Bonds, Series 2009-B, 5.00% 2028	4,000	4,456
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	2,520	2,553
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 2030	1,500	1,695
		271,228
Puerto Rico 0.36%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, 6.125% 2024	5,255	3,588
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,500	978
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	1,000	605
The Tax-Exempt Bond Fund of America — Page 62 of 81

unaudited
Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, Assured Guaranty Municipal insured, 4.95% 2026	$545	$555
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	885	934
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	9,000	9,293
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	13,735	14,211
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2017	1,600	1,620
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	1,510	1,557
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,120	1,094
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.25% 2019	880	754
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2017	830	777
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	990	738
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	516
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	1,780
Public Improvement Ref. Bonds (G.O. Bonds), Series 2008-A, 5.00% 2023	4,040	2,402
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2020	2,500	1,511
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	500	195
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	3,000	1,237
		44,345
Rhode Island 0.24%
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,341
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,489
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,521
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Providence College), 5.00% 2040	1,500	1,748
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	6,030	6,041
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	1,060	1,063
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,896
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Bryant University), Series 2014, 5.00% 2032	1,000	1,175
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	5,030	5,390
		28,664
South Carolina 1.28%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,370
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	5,000	5,130
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	8,406
The Tax-Exempt Bond Fund of America — Page 63 of 81

unaudited
Bonds, notes & other debt instruments South Carolina (continued)	Principal amount (000)	Value (000)
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds (School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	$1,000	$1,026
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds (School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,052
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2042	2,000	250
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	4,650	5,101
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2041	1,875	2,023
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	405	409
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,515	1,521
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	1,190	1,193
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042	4,000	4,854
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	3,975	3,980
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2019	1,000	1,062
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2020	1,265	1,342
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2032	2,000	2,106
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,026
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	1,500	1,502
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds (School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,129
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds (School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	4,000	4,103
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,680
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	18,410	20,727
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038 (preref. 2019)	1,590	1,790
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.50% 2053	5,110	5,960
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	9,400	10,709
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	10,500	12,348
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	2,500	3,122
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	10,000	11,447
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,000	1,141
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	4,655	5,327
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,534
		156,370
South Dakota 0.21%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), 5.00% 2045	7,000	8,066
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	600	732
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	847
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	2,002
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	4,240	4,570
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	8,955	9,823
		26,040
The Tax-Exempt Bond Fund of America — Page 64 of 81

unaudited
Bonds, notes & other debt instruments Tennessee 0.89%	Principal amount (000)	Value (000)
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	$4,000	$4,513
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	3,160	3,556
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,854
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,081
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2035	2,000	2,355
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2040	2,300	2,682
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,530	1,639
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	2,335	2,481
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	9,985	10,638
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	330	344
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	3,500	3,824
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	4,735	4,925
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	2,895	3,154
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	2,295	2,474
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	1,800	1,941
The City of Jackson, Hospital Rev. Ref. Bonds (Jackson-Madison County General Hospital), Series 2015, 5.00% 2036	1,000	1,150
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,545
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,863
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2006-C, 5.25% 2036	615	623
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,162
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,234
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,528
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,272
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	11,336
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,270
		108,444
Texas 9.03%
Arlington Independent School Dist.,Ref. Bonds, Series 2006, 5.00% 2020	160	161
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus), Series 2008, 5.50% 2024	2,770	3,064
Austin Independent School Dist., (Travis County), Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,192
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.125% 2029	1,500	1,710
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2011, 5.00% 2036	3,000	3,507
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2028	1,000	1,233
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2045	5,000	5,843
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	21,933
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	5,300	6,290
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	12,324
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	13,758
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,171
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,169
The Tax-Exempt Bond Fund of America — Page 65 of 81

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	$1,500	$1,745
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,100	1,269
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	3,415	3,909
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,013
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	3,035
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027	2,800	2,906
Colorado River Municipal Water Dist. Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	10,467
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2020	205	212
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2020 (preref. 2017)	2,000	2,062
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2021	185	192
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2021 (preref. 2017)	1,815	1,872
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2025	2,760	3,065
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	385	398
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018 (preref. 2017)	5	5
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,808
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,026
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	8,565	10,199
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,936
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	6,540	7,727
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2035	2,250	2,573
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.25% 2024	5,000	6,028
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,060	3,634
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,182
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,176
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,555	1,822
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,166
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022 (preref. 2017)	1,895	1,999
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	1,500	1,558
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,676
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,618
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,638
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,684
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,972
The Tax-Exempt Bond Fund of America — Page 66 of 81

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	$32,800	$37,089
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	11,500	13,359
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	1,325	1,390
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,560	1,649
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043	3,000	3,582
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2027	1,575	1,948
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2028	1,000	1,233
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2032	1,000	1,210
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,208
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	3,902
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035	2,000	2,253
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2031	1,000	1,155
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 2045	1,000	1,161
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	1,500	1,749
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2025	2,800	3,465
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2027	2,500	3,045
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.59% 2031[1]	11,200	11,200
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	2,500	2,763
Harris County Metropolitan Transit Auth., Sales and Use Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	4,500	5,755
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2028	1,500	1,791
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,350	1,502
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,214
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	7,000	8,193
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,514
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	1,000	1,120
Harris County, Toll Road Rev. Bonds, Series 2012-B, 1.11% 2021 (put 2018)[1]	15,000	14,990
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	7,000	7,619
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,437
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.104% 2045 (put 2020)[1]	22,000	21,997
Harrison County Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028	1,000	1,080
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	1,190	1,233
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	1,280	1,382
City of Houston Combined Utility System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2022	1,500	1,842
City of Houston Combined Utility System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2033	5,000	6,173
City of Houston Combined Utility System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	10,000	12,294
City of Houston Combined Utility System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	30,000	36,664
The Tax-Exempt Bond Fund of America — Page 67 of 81

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	$5,000	$5,251
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	8,779
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,190
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,121
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,354
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	6,178
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project), Series 2013-B, 0.94% 2048 (put 2017)[1]	2,000	2,000
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	5,000	5,439
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	807
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	2,155	2,068
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project), Series 2007, AMBAC insured, 5.00% 2017	1,035	1,078
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties), Series 2006, XLCA insured, 5.00% 2022	1,880	1,887
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	7,609
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	3,927
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2023	1,000	1,177
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	1,000	1,155
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2035	3,780	4,270
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,930
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034	1,000	1,120
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2025	1,735	1,903
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2025 (preref. 2018)	265	291
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2026	1,305	1,432
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, 5.00% 2026 (preref. 2018)	195	214
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	11,795
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2029	2,150	2,613
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,000	3,590
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,837
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	7,357
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), 5.00% 2040	1,500	1,728
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), 5.00% 2045	5,000	5,715
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,678
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,921
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	4,189
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	8,080
The Tax-Exempt Bond Fund of America — Page 68 of 81

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation, Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	$5,000	$5,184
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	3,920
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	1,985
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,263
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	2,210
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 0.70% 2020 (put 2016)[1]	1,700	1,700
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,656
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,615
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,170
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.295% 2027[1]	20,000	18,569
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	7,208
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,182
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	15,000	17,366
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	9,346
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,690
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 4.00% 2019	555	565
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2043	1,000	1,035
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2049	1,550	1,586
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2047	1,000	1,084
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032	3,000	3,505
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	6,082
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,022
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,134
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,682
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,553
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	5,460
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-D, 5.00% 2031	6,500	7,601
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,078
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	8,210	8,792
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,445
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	501
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,581
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,666
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	11,982
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	667
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,766
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,573
The Tax-Exempt Bond Fund of America — Page 69 of 81

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.08% 2038 (put 2020)[1]	$7,500	$7,387
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	8,257
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,909
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,203
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,104
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,676
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,635
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,787
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,925
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 1.21% 2050 (put 2019)[1]	3,600	3,577
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,865
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,736
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,193
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,883
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,288
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,677
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,732
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,483
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,250	6,197
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,619
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,177
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,220	1,483
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,444
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,420
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	5,000	5,169
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	10,331
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	14,443
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 0.79% 2033 (put 2018)[1]	9,250	9,214
City of San Antonio, Water System Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,500	1,891
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.00% 2020	1,100	1,141
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2021	1,410	1,462
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2023	1,000	1,034
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2036	1,600	1,641
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2017	275	276
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	10,057
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	2,000	2,069
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2036	2,000	2,057
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 4.00% 2042	2,300	2,457
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2031	1,500	1,848
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2032	2,250	2,760
The Tax-Exempt Bond Fund of America — Page 70 of 81

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2037	$3,250	$3,901
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2045	3,000	3,551
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,450
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,595	2,844
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,405	2,636
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.25% 2028 (preref. 2018)	1,185	1,306
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.25% 2028 (preref. 2018)	815	898
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2013-A, 5.00% 2033	1,000	1,177
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,322
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2023	1,530	1,695
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	4,480	4,807
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2035	1,500	1,595
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035	800	846
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	2,775	2,942
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	1,750	1,768
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,967
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	7,253
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	15,004
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2034	665	737
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2044	2,145	2,356
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 4.00% 2020	540	583
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	1,000	1,153
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,185	2,340
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2021	1,400	1,564
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2022	1,000	1,117
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2023	1,000	1,117
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,198
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	3,779
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	2,360	2,654
The Tax-Exempt Bond Fund of America — Page 71 of 81

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the Texas A&M University System, Series 2015-B, 5.00% 2035	$1,050	$1,258
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025	4,500	4,882
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2015-A, 5.00% 2027	1,500	1,862
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds, Series 2009-12, 5.00% 2024	2,000	2,209
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds, Series 2015-A, 5.00% 2033	2,000	2,401
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017 (escrowed to maturity)	200	208
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	1,000	1,137
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	2,000	2,361
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2037	4,000	4,650
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	1,000	1,168
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2033	5,000	5,773
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	9,427
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,217
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	676
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,050	2,134
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	11,420	12,357
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	6,375	6,898
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,000	17,832
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.79% 2041 (put 2018)[1]	1,500	1,489
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,157
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	2,750	3,160
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2025	2,735	3,039
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035	1,000	1,106
Board of Regents of The University of Texas System, Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	2,000	2,505
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	7,383
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,944
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project), Series 2006-A, National insured, 5.00% 2016 (escrowed to maturity)	1,000	1,012
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project), Series 2006-A, National insured, 5.00% 2019 (preref. 2016)	3,465	3,505
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	6,839
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,259
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,103
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,347
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	241
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018 (preref. 2016)	2,480	2,512
		1,100,313
Utah 0.14%
Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	345	361
Utah Housing Corp., Single-family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	13,000	14,171
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,935
		16,467
The Tax-Exempt Bond Fund of America — Page 72 of 81

unaudited
Bonds, notes & other debt instruments Vermont 0.08%	Principal amount (000)	Value (000)
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2031	$3,300	$3,961
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2033	2,200	2,622
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2035	3,000	3,558
		10,141
Virgin Islands 0.34%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes - Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,586
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes - Diageo Project), Series 2009-A, 6.75% 2019	1,030	1,144
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2010-A, 5.00% 2029	10,500	11,482
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032[2]	2,750	2,982
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,787
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2010-B, 5.00% 2025	1,000	1,109
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017	860	870
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	2,500	2,658
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	6,500	7,049
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2013-B, 5.00% 2024	4,000	4,588
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2014-A, 5.00% 2024	500	577
		41,832
Virginia 0.40%
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2030	1,000	1,173
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,427
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	3,500	3,679
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[5]	2,000	1,562
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	3,000	3,327
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-B, 5.25% 2035[2]	600	645
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	1,750	1,779
Various Purpose G.O. Bonds, Series 2014-A, 4.00% 2016	1,000	1,003
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), 5.00% 2024	1,000	1,235
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,000	2,426
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	2,000	2,337
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2022	655	759
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	462	463
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-B, 6.00% 2028	2,000	2,099
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,434	1,504
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,272	4,478
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	2,325	2,552
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	2,360	2,610
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	315	348
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,675	2,114
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,250
The Tax-Exempt Bond Fund of America — Page 73 of 81

unaudited
Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	$1,600	$1,968
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,375	1,681
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	1,500	1,823
Stafford County Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2033	750	883
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044	1,000	1,140
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	1,000	1,031
		49,296
Washington 3.27%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 4.75% 2028	11,940	12,670
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,279
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,323
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-1, 5.00% 2045	5,000	5,945
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds, Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,492
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	1,500	1,906
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2030	1,250	1,545
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2016-A, 5.00% 2024	450	568
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 2027	4,925	6,334
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2006-A, 5.00% 2020	4,125	4,157
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2006-A, 5.00% 2020 (preref. 2016)	1,875	1,890
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,016
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2012-A, 5.00% 2017	17,000	17,874
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	6,062
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,973
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,466
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,810
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	7,288
Health Care Facs. Auth. Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.41% 2035 (put 2021)[1]	59,750	59,403
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2026	1,500	1,823
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2027	1,000	1,201
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2033	1,500	1,728
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2028	1,500	1,734
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2029	1,750	2,013
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2030	1,500	1,719
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2039	6,825	7,716
Health Care Facs. Auth.. Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2031	2,335	2,840
Health Care Facs. Auth.. Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2033	2,480	2,980
Health Care Facs. Auth.. Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2034	2,565	3,068
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,026
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,876
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,049
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032	750	906
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	3,000	3,331
The Tax-Exempt Bond Fund of America — Page 74 of 81

unaudited
Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	$5,000	$5,567
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,104
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027	500	597
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,186
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2014-C, 5.00% 2044	4,500	5,187
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2020	100	116
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	23,294
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	11,031
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	2,850	3,128
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,573
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	345	365
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	1,515	1,636
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,236
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 2030[2]	800	844
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 2035[2]	820	867
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[2]	345	364
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 2021[2]	2,550	2,588
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[2]	15,880	18,328
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[2]	6,000	6,947
Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	315	325
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	235	241
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2015-1-N, 3.45% 2030	2,250	2,354
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,458
King County, Sewer Rev. Ref. Bonds, 5.00% 2040	5,050	5,964
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	10,000	11,534
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,000	2,432
Motor Vehicle Fuel Tax G.O. Ref. Bonds, 5.00% 2025	3,000	3,641
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,460
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	5,310
Public Utility District No. 2 of Grant County, Priest Rapids Hydroelectric Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2041	5,000	5,894
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, 1.09% 2045 (put 2018)[1]	3,200	3,200
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,225
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,375
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,780
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,098
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	8,762
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,163
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,523
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,957
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2026	1,000	1,235
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	9,940	9,973
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,588
The Tax-Exempt Bond Fund of America — Page 75 of 81

unaudited
Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2029	$5,000	$5,346
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2031	1,940	2,181
		397,988
West Virginia 0.10%
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,000	11,449
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 0.94% 2041 (put 2019)[1]	675	670
		12,119
Wisconsin 1.94%
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	7,888
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,853
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,711
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	60,935
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,259
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	5,125	5,812
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	2,500	2,645
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	8,259
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	12,478
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2037	465	505
Health and Educational Facs. Auth., Rev. Bonds (The Medical College of Wisconsin, Inc.), Series 2016, 5.00% 2041	2,000	2,357
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	4,000	4,547
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	12,020
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	12,723
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,145
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031	1,750	1,994
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	3,982
Health and Educational Facs. Auth., Rev. Ref. Bonds (Childre’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,352
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,649
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	10,256
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026 (preref. 2016)	2,250	2,267
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care), Series 2012-C, 5.00% 2026	30	35
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	460	536
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2033	500	576
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2039	920	1,053
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2035	10,000	10,868
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2039	9,000	10,727
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2035	8,710	10,551
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2039	9,500	10,214
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2036	3,000	3,602
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,233
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,021
The Tax-Exempt Bond Fund of America — Page 76 of 81

unaudited
Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	$1,000	$1,066
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,641
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,435
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	4,233
		236,428
Wyoming 0.04%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	1,630	1,705
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	2,915	3,153
		4,858
Total bonds, notes & other debt instruments (cost: $10,404,386,000)		11,181,660
Short-term securities 7.30%
State of Arizona, Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2008-F, 0.43% 2029[1]	2,420	2,420
State of Arizona, The Industrial Dev. Auth. Of the City of Phoenix, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 0.23% 2052[1]	11,100	11,100
State of California, County of Los Angeles,Tax and Rev. Anticipation Notes, 5.00% 6/30/2016	28,000	28,217
State of California, Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Multiple Facs. Projects), 0.39% 2035[1]	9,845	9,845
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	20,000	20,054
State of Colorado, Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program), Series D, 0.30% 2038[1]	2,500	2,500
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.50% 6/28/2016	13,000	13,024
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	60,000	60,128
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 2.00% 6/28/2016	10,000	10,027
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-1, 0.06% 6/3/2016	13,000	13,000
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2001-V-2, 0.23% 2036[1]	5,385	5,385
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	25,000	25,108
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	42,250	42,351
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.28% 2044[1]	800	800
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.29% 2044[1]	1,000	1,000
State of Iowa, Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project), Series 2008, Wells Fargo Bank LOC, 0.28% 2031[1]	1,335	1,335
State of Kentucky, Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System Bonds, Series 2015, 5.00% 11/22/2016	9,000	9,219
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 1993, 0.26% 2022[1]	1,450	1,450
State of Maryland, Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 0.44% 2029[1]	150	150
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.18% 5/4/2016	15,000	15,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.28% 2026[1]	1,965	1,965
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.09% 5/3/2016	11,600	11,600
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-B, 2.00% 5/25/2016	80,000	80,089
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-C, 2.00% 6/22/2016	54,000	54,126
The Tax-Exempt Bond Fund of America — Page 77 of 81

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Massachusetts, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-EE, 0.40% 5/9/2016	$4,000	$4,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 99-R, 0.23% 2049[1]	8,390	8,390
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series J-2, 0.39% 2031[1]	15,620	15,620
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	21,705	21,998
State of Michigan, Fin. Auth. State Aid Rev. notes (School District of the City of Detroit), Series 2015-E, 5.75% 8/22/2016[2]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.28% 2030[1]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.28% 2030[1]	950	950
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.25% 2035[1]	2,800	2,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.28% 2035[1]	4,150	4,150
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.28% 2030[1]	800	800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.28% 2035[1]	2,180	2,180
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.30% 2030[1]	2,100	2,100
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.28% 2030[1]	2,740	2,740
State of Nebraska, Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Children’s Hospital Obligated Group), Series 2008-A, 0.28% 2032[1]	500	500
State of New Hampshire, Health and Education Facs. Auth., Rev Bonds, Kendal at Hanover Issue, Series 2016, 2.00% 2016	260	261
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.25% 2041[1]	2,035	2,035
State of New York, Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.32% 2031[1]	1,460	1,460
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-4, 0.75% 6/1/2016	25,000	25,006
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-7, 0.75% 6/1/2016	20,000	20,001
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-8, 0.75% 6/1/2016	15,000	15,005
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	10,000	10,009
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	48,000	48,046
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1F 2.00% 10/1/2016	39,000	39,225
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds Anticipation Notes, Series 2015-B-1F, 0.50% 8/1/2016	17,000	16,997
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.29% 2038[1]	1,290	1,290
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.32% 2036[1]	5,900	5,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Commercial Paper, 0.09% 6/3/2016	5,000	4,999
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2006-CC-1, 0.28% 2038[1]	13,635	13,635
The Tax-Exempt Bond Fund of America — Page 78 of 81

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.32% 2045[1]	$7,500	$7,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.32% 2045[1]	9,000	9,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Tax-Exempt Bonds, Fiscal 2016 Series D, 1.50% 11/1/2016	1,600	1,608
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.32% 2022[1]	4,090	4,090
State of New York, City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2005-B, 0.38% 2035[1]	2,600	2,600
State of New York, New York City, New York, Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-C-5, 0.28% 2031[1]	600	600
State of North Carolina, Charlotte-Mecklenburg Hospital Auth., Carolinas HealthCare System, Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.28% 2045[1]	4,010	4,010
State of Ohio, Cleveland-Cuyahoga County Port Auth., Rev. Bonds (Carnegie/89th Garage and Service Center, LLC Project), Series 2007, 0.44% 2037[1]	10,000	10,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	98,000	98,536
State of Oregon, City of Salem, Oregon, Hospital Fac. Auth. Rev. Bonds (Salem Hospital Project), Series 2008-B, 0.40% 2034[1]	2,500	2,500
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2004, Bank of America LOC, 0.32% 2034[1]	1,535	1,535
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.30% 2031[1]	2,995	2,995
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 0.30% 2031[1]	5,240	5,240
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/30/2016	15,000	15,034
State of Virginia, Virginia College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.28% 2036[1]	5,000	5,000
State of Wisconsin, Health and Education Facs. Auth., Rev. Bonds (University of Wisconsin Medical Foundation, Inc.), 0.44% 2030[1]	9,920	9,920
State of Wisconsin, Wisconsin Health and Educational Facs. Auth., Demand Rev. Bonds (Benevolent Corp. Cedar Community), Series 2007, 0.45% 2037[1]	4,875	4,875
Total short-term securities (cost: $890,282,000)		890,033
Total investment securities 99.08% (cost: $11,294,668,000)		12,071,693
Other assets less liabilities 0.92%		111,791
Net assets 100.00%		$12,183,484

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $215,957,000, which represented 1.77% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Step bond; coupon rate will increase at a later date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
The Tax-Exempt Bond Fund of America — Page 79 of 81

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$806,351
Gross unrealized depreciation on investment securities	(21,642)
Net unrealized appreciation on investment securities	784,709
Cost of investment securities	11,286,984

The Tax-Exempt Bond Fund of America — Page 80 of 81

unaudited
Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-019-0616O-S49138	The Tax-Exempt Bond Fund of America — Page 81 of 81

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: June 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 28, 2016